Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Finance charges	$ 3,174	$ 3,022	$ 1,850
Finance receivables held for sale originated as held for investment	13	74	60
Total interest income	3,187	3,096	1,910
Interest expense	816	856	715
Net interest income	2,371	2,240	1,195
Provision for finance receivable losses	947	929	711
Net interest income after provision for finance receivable losses	1,424	1,311	484
Other revenues:
Insurance	420	449	211
Investment	73	86	50
Interest income on notes receivable from parent	23	19	15
Net loss on repurchases and repayments of debt	(29)	(17)	0
Net gain on sale of SpringCastle interests	0	167	0
Net gain on sales of personal and real estate loans and related trust assets	0	18	0
Other	53	32	(1)
Total other revenues	540	754	275
Operating expenses:
Salaries and benefits	729	723	426
Acquisition-related transaction and integration expenses	69	108	62
Other operating expenses	587	670	371
Insurance policy benefits and claims	184	167	96
Total other expenses	1,569	1,668	955
Income (loss) before income tax expense (benefit)	395	397	(196)
Income tax expense (benefit)	243	127	(122)
Net income (loss)	152	270	(74)
Net income attributable to non-controlling interests	0	28	127
Net income (loss) attributable to Springleaf Finance Corporation	$ 152	$ 242	$ (201)